Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Intangible Assets

The changes in the carrying amount of intangible assets during the years ended December 31, 2017, 2016 and 2015 are as follows:

Balance as of December 31, 2014	$24,991
Amortization expense	(4,741)
Balance as of December 31, 2015	20,250
Amortization expense	(5,053)
Balance as of December 31, 2016	15,197
Amortization expense	(3,922)
Write-off from the relinquishment of management rights	(170)
Balance as of December 31, 2017	$11,105

Schedule of Future Amortization of Intangible Assets

The following is a schedule, by year, of future amortization of intangible assets as of December 31, 2017:

Year ending December 31:
2018	$4,207
2019	4,156
2020	2,742
Total future amortization of intangible assets	$11,105